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                            DECHERT PRICE & RHOADS
                            1775 EYE STREET, N.W.
                            WASHINGTON, D.C. 20006
                                (202) 261-3300


                                 April 1, 1998


VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

        Re: MMA Praxis Mutual Funds
            File Nos. 33-69724 and 811-8056

Dear Sir or Madame:

        Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of MMA Praxis Mutual Funds (the "Trust"), that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) on behalf of the Trust does not differ from those contained in Post-Effective Amendment No. 7 which was filed on March 20, 1998, and which became effective on March 25, 1998 pursuant to Rule 485(b). The text of Post-Effective Amendment No. 7 was filed electronically.

        Please do not hesitate to contact the undersigned at (202) 361-3364 or Jeffrey L. Steele at (202) 261-3314 if you have any questions regarding this certification.

                                                Very truly yours,



                                                 Partick W. D. Turley